N-4	Apr. 02, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	Forethought Life Insurance Company Separate Account A
Entity Central Index Key	0001554348
Entity Investment Company Type	N-4
Document Period End Date	Apr. 02, 2025
Amendment Flag	false
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

Effective immediately, the “Current Expenses” and the “Current Expenses + Fund Facilitation Fee” are updated for the BlackRock Global Allocation V.I. Fund Sub-Account. Accordingly, the information in the “Current Expenses” and the “Current Expenses + Fund Facilitation Fee” columns for the above-referenced Sub-Account listed in your prospectus under “Appendix B – Funds Available Under the Contract” is hereby deleted and replaced as follows:

BlackRock Global Allocation V.I. Fund – Class III(1)

●	Current Expenses: 1.01%

●	Current Expenses + Fund Facilitation Fee: 1.01%

(1) This Fund’s annual expenses reflect temporary fee reductions pursuant to an expense reimbursement or fee waiver arrangement.

Variable Option [Line Items]
Prospectuses Available [Text Block]

Effective immediately, the “Current Expenses” and the “Current Expenses + Fund Facilitation Fee” are updated for the BlackRock Global Allocation V.I. Fund Sub-Account. Accordingly, the information in the “Current Expenses” and the “Current Expenses + Fund Facilitation Fee” columns for the above-referenced Sub-Account listed in your prospectus under “Appendix B – Funds Available Under the Contract” is hereby deleted and replaced as follows:

Temporary Fee Reductions, Current Expenses [Text Block]	This Fund’s annual expenses reflect temporary fee reductions pursuant to an expense reimbursement or fee waiver arrangement.
BlackRock Global Allocation V.I. Fund – Class III [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	BlackRock Global Allocation V.I. Fund – Class III	[1]
Current Expenses [Percent]	1.01%	[1]
Current Expenses + Platform Charge [Percent]	1.01%	[1]

[1]	This Fund’s annual expenses reflect temporary fee reductions pursuant to an expense reimbursement or fee waiver arrangement.